Stock-based Compensation	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
STOCK-BASED COMPENSATION
In April 2014, the Company adopted the 2014 Second Amended and Restated Long-Term Incentive Plan ("2014 Plan"), which permits the Company to issue an aggregate of 8,586,614 shares of Class A common stock pursuant to equity awards including incentive and nonqualified stock options, restricted stock awards ("RSAs") and restricted stock units ("RSUs") to employees and directors. RSAs provide the holder with immediate voting rights, but are restricted in all other respects until vested. Upon cessation of services to the Company, any unvested RSAs will be canceled. All unvested RSAs are paid dividends and distributions. The Company measures the fair value of RSAs and RSUs at the grant date fair value of Class A common stock and accounts for stock-based compensation expense by amortizing the fair value on a straight line basis over the related vesting period less estimated forfeitures
In 2014, the Company made grants of 4,977,586 RSAs to certain executives and an affiliate of the Company. In connection with the IPO, the Company granted 411,147 RSUs to employees. Subsequent to the IPO, the Company granted 388,750 RSUs and 150,000 stock options to new hires. The stock-based compensation expense related to issued stock options, RSAs, and RSUs is recorded as a component of general and administrative expenses in the Company’s consolidated statements of operations and totaled $1.6 million for the nine months ended September 30, 2014.
Restricted Class C Awards
On January 31, 2014 and February 20, 2014, the Company granted 27,647 and 14,118 shares of restricted Class C common stock, respectively (or 2,373,946 and 1,212,228 shares, respectively, of restricted Class A common stock after giving effect to conversion of restricted Class C common stock to restricted Class A common stock on an 85.8661-for-one basis immediately prior to the completion of the IPO), under the SunEdison Yieldco, Inc. 2014 Plan.
For the restricted Class C common stock converted to unvested, restricted Class A common stock in connection with the IPO, 25% of the unvested, restricted Class A common stock will vest on the first anniversary of the date of the grant, 25% will vest on the second anniversary of the date of the grant, and 50% will vest on the third anniversary of the date of grant, subject to accelerated vesting upon certain events. Under certain circumstances upon a termination of employment, any unvested shares of unvested, restricted Class A common stock held by the terminated executive will be forfeited.
Restricted Class A Awards
On January 29, 2014 and February 20, 2014, the Company granted 7,193 and 3,749 shares of restricted Class A common stock, respectively (or 914,679 and 476,732 shares, respectively, after giving effect to the 127.1624-for-one stock split), to certain individuals under the 2014 Incentive Plan.
The following table summarizes restricted stock awards activity under the 2014 Plan for the nine months ended September 30, 2014, after giving effect to both the conversion of restricted Class C common stock to restricted Class A common stock on an 85.8661-for-one basis and the 127.1624-for-one Class A common stock split immediately prior to the completion of the IPO:

	Number of RSAs Outstanding	Weighted Average Grant Date Fair Value Per Share

Balance at January 1, 2014	—	$—
Granted	4,977,586	$0.57
Balance at September 30, 2014	4,977,586	$0.57

The amount of stock compensation expense related to the restricted Class C common stock awards, which were converted to restricted Class A awards in connection with the IPO, was $0.4 million during the nine months ended September 30, 2014. As of September 30, 2014, $1.6 million of total unrecognized compensation cost related to these awards is expected to be recognized over a period of approximately 3 years. The fair value of restricted stock on the date of grant was $58.00 per share (or $0.68 per share after giving effect to conversion of Class C restricted common stock to Class A common stock on an 85.8661-for-one basis upon the closing of the IPO) or $2.4 million total.
The amount of stock compensation expense related to the Class A restricted common stock awards, which was recognized upon the completion of the IPO, was $0.4 million. The restriction of these awards expires over three years; however, the awards are not subject to forfeiture for any reason. There is no unrecognized stock compensation expense related to the restricted Class A common stock at September 30, 2014. The fair value of Class A common stock on the date of grant was $37.00 per share (or $0.29 per share after giving effect to the 127.1624-for-one stock split) or $0.4 million.
In estimating the fair value of the Company's Class C restricted common stock and Class A restricted common stock, the primary valuation considerations were an enterprise value determined from an income-based approach using an enterprise value multiple applied to its forward revenue metric and a lack of marketability discount of 15%. The illiquidity discount model used the following assumptions: a time to liquidity event of 6 months; a risk free rate of 3.4%; and volatility of 60% over the time to a liquidity event. Estimates of the volatility of the Company's Class A common stock were based on available information on the volatility of Class A common stock of comparable publicly traded companies.
Restricted Stock Units
The following table presents information regarding outstanding RSUs as of September 30, 2014, and changes during the nine months ended September 30, 2014:

	Number of RSUs Outstanding	Weighted Average Grant Date Fair Value Per Share

Balance at January 1, 2014	—	$—
Granted	799,897	$27.43
Balance at September 30, 2014	799,897	$27.43

The amount of stock compensation expense related to RSUs was $0.7 million during the nine months ended September 30, 2014. As of September 30, 2014, $17.9 million of total unrecognized compensation cost related to RSUs is expected to be recognized over a period of approximately 3 years.
Options
The following table presents information regarding outstanding options as of September 30, 2014, and changes during the nine months ended September 30, 2014:

	Number of Options Outstanding	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Balance at January 1, 2014	—	$—
Granted	150,000	$29.31
Balance at September 30, 2014	150,000	$29.31	$—

The amount of stock compensation expense related to options was inconsequential during the nine months ended September 30, 2014. As of September 30, 2014, $2.1 million of total unrecognized compensation cost related to options is expected to be recognized over a period of approximately four years.